RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

13. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the year ended August 31, 2019 $326 ($184 - August 31, 2018) was paid or accrued to independent directors for directors' fees and services.

(b) During the year ended August 31, 2019, the Company accrued payments of $54 ($56 - August 31, 2018) from West Kirkland Mining Inc. ("West Kirkland"), a company with two directors in common, for accounting and administrative services.  All amounts due from West Kirkland have been paid subsequent to year end.

(c) On May 15, 2018 the Company closed a private placement for 1,509,100 units with HCI.  Also, on May 15, 2018, HCI participated for an additional 2,490,900 units in the Company's separate public offering (See Note 10 above for more details).  By way of the private placement HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  On February 4, 2019 HCI subscribed for 2,141,942 common shares and on August 21, 2019 HCI subscribed for a further 6,940,000 common shares as part the Company's private placements.  Combined with warrants exercised during the year and shares purchased on the open market HCI owns approximately 30.66% of the Company's outstanding common shares as of the date of these financial statements.

LMM was considered a related party in prior years, (refer to Note 8 for details of LMM transactions).  At August 31, 2019 LMM is no longer considered a related party due to the contractual obligations between LMM and the Company no longer being present.

Key Management Compensation

The remuneration the CEO, CFO, COO and other key management personnel and the directors during the years ended August 31, 2019 to 2017 is as follows:

Year ended	August 31, 2019	August 31, 2018	August 31, 2017
Salaries	$927	$963	$1,093
Directors fees	171	184	235
Share-based payments - management	393	13	396
Share-based payments - directors	155	12	504
Total	$1,646	$1,172	$2,228